Commitments and Contingencies (Details) - Schedule of first operating lease	12 Months Ended
Dec. 31, 2022 USD ($)
October 1, 2022 to September 30, 2023 [Member]
Debt Instrument [Line Items]
Monthly payments	$ 7,367
October 1, 2023 to September 30, 2024 [Member]
Debt Instrument [Line Items]
Monthly payments	7,588
October 1, 2024 to September 30, 2025 [Member]
Debt Instrument [Line Items]
Monthly payments	7,814
New Jersey [Member] | October 1, 2022 to September 30, 2023 [Member]
Debt Instrument [Line Items]
Monthly payments	11,265
New Jersey [Member] | October 1, 2023 to September 30, 2024 [Member]
Debt Instrument [Line Items]
Monthly payments	11,605
New Jersey [Member] | October 1, 2024 to September 30, 2025 [Member]
Debt Instrument [Line Items]
Monthly payments	$ 11,957